Share-based Compensation (Details) - Schedule of condensed consolidated statements of operations and comprehensive loss - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule of Condensed consolidated statements of operations and comprehensive loss [Abstract]
Selling, general, and administrative	$ 1,346,000	$ 31,000	$ 1,729,000	$ 112,000	$ 147,100	$ 158,500
R&D	139,000	26,000	320,000	96,000	$ 131,100	$ 111,400
Total share-based compensation expense	$ 1,485,000	$ 57,000	$ 2,049,000	$ 208,000